PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net
	December 31,
	2014	2013
Cost
Buildings	$2,693,256	$2,693,753
Furniture, fixtures and equipment	607,423	449,732
Leasehold improvements	588,454	265,808
Plant and gaming machinery	197,740	162,763
Transportation	84,441	64,687
Construction in progress	1,935,391	868,828

Sub-total	6,106,705	4,505,571
Less: accumulated depreciation and amortization	(1,410,314)	(1,196,725)

Property and equipment, net	$4,696,391	$3,308,846